Stockholders' Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity
Stockholders’ Equity
The Company’s authorized share capital is 300,000,000 shares of common stock and 100,000,000 shares of preferred stock, of which 25,000,000 is designated Series A, 25,000,000 is designated as Series A-1 and 50,000,000 is undesignated. As of December 31, 2016 and 2015, the Company had no preferred stock issued and outstanding.
Common Stock
In November 2015, the Company issued and sold 2,994,792 shares of its common stock in a public offering pursuant to a registration statement and a related prospectus and prospectus supplement, in each case filed with the Securities and Exchange Commission. The shares issued and sold included the full exercise of the underwriters’ option to purchase 390,625 additional shares. The Company received net proceeds of approximately $829,496,000, after deducting underwriting discounts and commissions of $32,344,000 and offering expenses of $660,000.
In December 2015, certain holders of the Company's 4.75% Convertible Subordinated Notes elected to convert a portion of the notes into 101,947 shares of the Company's common stock. See convertible debt in Note 10 for additional information.
In April and June 2016, upon the maturity of the Company's 4.75% Convertible Subordinated Notes, holders of the Company's 4.75% Convertible Subordinated Notes converted $150,082,000 principal amount of the notes into 1,981,662 shares of the Company's common stock. In June 2016, the Company also settled the capped call transaction and received 380,779 shares of common stock, which were placed in treasury and resulted in a credit of $141,688,000 to additional paid in capital at the market price of $372.10 on June 15, 2016. See convertible debt in Note 10 for additional information.
As of December 31, 2016, the Company had reserved the following shares of authorized but unissued shares of common stock for future issuances:

Common stock options and restricted stock units	5,134,885
Common stock employee purchase plans	3,427,867
Total	8,562,752

Accumulated Other Comprehensive Loss
The components of the Company’s accumulated other comprehensive loss (OCI) consisted of the following as of December 31, 2014, 2015 and 2016 (in thousands):

	December 31, 2013	Net Change	December 31, 2014	Net Change	December 31, 2015	Net Change	December 31, 2016
Foreign currency translation adjustment ("CTA") loss	$(132,881)	$(204,065)	$(336,946)	$(186,763)	$(523,709)	$(507,420)	$(1,031,129)
Unrealized gain (loss) on cash flow hedges(1)	(2,187)	8,790	6,603	4,550	11,153	19,551	30,704
Net investment hedge CTA gain(1)	—	—	—	4,484	4,484	45,505	49,989
Unrealized gain (loss) on available for sale securities(2)	180	(279)	(99)	(40)	(139)	2,249	2,110
Net actuarial gain (loss) on defined benefit plans(3)	—	(2,001)	(2,001)	1,153	(848)	32	(816)
OCI attributable to redeemable non-controlling interests (4)	21,121	(21,121)	—	—	—	—	—
	$(113,767)	$(218,676)	$(332,443)	$(176,616)	$(509,059)	$(440,083)	$(949,142)
__________________________

(1)	Refer to Note 7 for a discussion of the amounts reclassified from accumulated other comprehensive loss to net income (loss).

(2)	The realized gains and losses reclassified from accumulated other comprehensive loss to net income (loss) were insignificant for the year ended December 31, 2016.

(3)
The Company has a defined benefit pension plan covering all employees in one country where such plans are mandated by law. The Company does not have any defined benefit plans in any other countries. The unamortized gain (loss) on defined benefit plans includes gains or losses resulting from a change in the value of either the projected benefit obligation or the plan assets resulting from a change in an actuarial assumption, net of amortization.

(4)
The Company purchased the redeemable non-controlling interests in ALOG in July 2014. Changes include $1,810 of other comprehensive income attributable to redeemable non-controlling interests for the seven months and $19,311 of accumulated other comprehensive income reclassified to additional paid-in capital upon the Company’s purchase of the redeemable non-controlling interests in ALOG in July 2014.

Changes in foreign currencies can have a significant impact to the Company’s consolidated balance sheets (as evidenced above in the Company’s foreign currency translation gain or loss), as well as its consolidated results of operations, as amounts in foreign currencies are generally translating into more U.S. dollars when the U.S. dollar weakens or less U.S. dollars when the U.S. dollar strengthens. At December 31, 2016, the U.S. dollar was generally stronger relative to certain of the currencies of the foreign countries in which the Company operates. This overall strength of the U.S. dollar had an overall negative impact on the Company’s consolidated financial position because the foreign denominations translated into less U.S. dollars as evidenced by an increase in foreign currency translation loss for the year ended December 31, 2016 compared to the year ended December 31, 2015 as reflected in the above table. In future periods, the volatility of the U.S. dollar as compared to the other currencies in which the Company does business could have a significant impact on its consolidated financial position and results of operations including the amount of revenue that the Company reports in future periods.
Share Repurchase Program
2013 Share Repurchase Program
In December 2013, the Company’s Board of Directors (the “Board”) approved a share repurchase program (the “2013 Share Repurchase Program”) to repurchase up to $500,000,000 in value of the Company’s common stock in the open market or private transactions through December 31, 2014. The 2013 Share Repurchase Program was designed to return value to the Company’s stockholders and minimize dilution from stock issuances.
During the year ended December 31, 2014, the Company repurchased a total of 1,517,743 shares of its common stock in the open market at an average price of $196.32 per share for total consideration of $297,958,000 under the 2013 Share Repurchase Program. The 2013 Share Repurchase Program expired on December 31, 2014.
During the year ended December 31, 2015, the Company re-issued 7,348 shares of its treasury stock with a total value of $1,807,000 related to the settlement of restricted stock units and 11,784 shares of its treasury stock with a total value of $3,546,000 related to the exchange and conversion of the 4.75% Convertible Subordinated Notes (see Note 10). During the year ended December 31, 2014, the Company re-issued a total of 1,752,615 shares of treasury stock acquired under the 2013 Share Repurchase Program with a total value of $345,858,000 primarily related to the exchange and conversions of the 4.75% Convertible Subordinated Notes and the exchanges and settlement of the 3.00% Convertible Subordinated Notes (see Note 10).
2011 Share Repurchase Program
In November 2011, the Board approved a share repurchase program (the “2011 Share Repurchase Program”) to repurchase up to $250,000,000 in value of the Company’s common stock in the open market or private transactions through December 31, 2012. The 2011 Share Repurchase Program was designed to return value to the Company’s stockholders and minimize dilution from stock issuances.
During the year ended December 31, 2014, the Company re-issued a total of 355,477 shares of its treasury stock with a total value of $66,424,000, primarily related to the exchange and conversions of the 4.75% Convertible Subordinated Notes (see Note 10).
Special Distributions
In September 2015, the Company’s Board of Directors declared a special distribution of $627,000,000, or approximately $10.95 per share (the “2015 Special Distribution”), to its common stockholders. The 2015 Special Distribution represents an amount that includes the sum of: (1) foreign earnings and profits repatriated as dividend income in 2015; (2) taxable income in 2015 from depreciation recapture in respect of accounting method changes commenced in the Company’s pre-REIT period; and (3) certain other items of taxable income.
The 2015 Special Distribution was paid on November 10, 2015 to the Company’s common stockholders of record as of the close of business on October 8, 2015. Common stockholders had the option to elect to receive payment of the 2015 Special Distribution in the form of stock or cash. The number of shares distributed was determined based upon common stockholder elections and the average closing price of the Company’s common stock on the three trading days commencing on November 3, 2015 or $297.03 per share. As such, the Company issued 1,688,411 shares of its common stock and paid $125,486,000 in connection with the 2015 Special Distribution.
In October 2014, the Company’s Board of Directors declared a special distribution of $416,000,000, or approximately $7.57 per share (the “2014 Special Distribution”), to its common stockholders in connection with the Company’s planned conversion to a REIT. The 2014 Special Distribution was paid on November 25, 2014 to the Company’s common stockholders of record as of the close of business on October 27, 2014. Common stockholders had the option to elect to receive payment of the 2014 Special Distribution in the form of stock or cash, with the total cash payment to all stockholders limited to no more than 20% of the total distribution. The number of shares distributed was determined based upon common stockholder elections and the average closing price of the Company’s common stock on the three trading days commencing on November 18, 2014 or $224.45 per share. As such, the Company issued 1,482,419 shares of its common stock and paid $83,266,000 in connection with the 2014 Special Distribution.
Shares issued in connection with the 2015 Special Distribution and the 2014 Special Distribution impact weighted average shares outstanding from the date of issuance, thus impacting the Company’s earnings per share data prospectively from the distribution date.
Dividends
During the year ended December 31, 2016, the Company's Board of Directors declared quarterly cash dividends of $1.75 per share on November 2, August 3, May 4, and February 18, 2016, with record dates of November 16, August 24, May 25, and March 9, 2016, respectively, and payment dates of December 14, September 14, June 15, and March 23, 2016, respectively. The Company paid a total of $492,403,000 in cash dividends during the year ended December 31, 2016.
During the year ended December 31, 2015, the Company's Board of Directors declared quarterly cash dividends of $1.69 per share on October 28, July 29, May 7 and February 19, 2015, with record dates of December 9, August 26, May 27 and March 11, 2015, respectively, and payment dates of December 16, September 16, June 17 and March 25, 2015, respectively. The Company paid a total of $393,584,000 in cash dividends during the year ended December 31, 2015.
In addition, as of December 31, 2016, for dividends and special distributions attributed to the RSU awards, the Company recorded a short term dividend payable of $11,999,000 and a long term dividend payable of $8,495,000 for the restricted stock units that have not yet vested.
For Federal income tax purposes, distributions to stockholders are treated as ordinary income, capital gains, return of capital or a combination thereof. For the years ended December 31, 2016 and 2015, the quarterly dividend and special distributions were classified as follows:

Record Date	Payment Date	Total Distribution	Nonqualified Ordinary Dividend	Qualified Ordinary Dividend	Return of Capital
		(per share)
Fiscal 2016
3/9/2016	3/23/2016	$1.750000	$1.231334	$0.518666	$—
5/25/2016	6/15/2016	1.750000	1.231334	0.518666	—
8/24/2016	9/14/2016	1.750000	1.231334	0.518666	—
11/16/2016	12/14/2016	1.750000	1.231334	0.518666	—
Total		$7.000000	$4.925336	$2.074664	$—

Fiscal 2015
3/11/2015	3/25/2015	$1.690000	$0.978733	$0.711267	$—
5/27/2015	6/17/2015	1.690000	0.978733	0.711267	—
8/26/2015	9/16/2015	1.690000	0.978733	0.711267	—
10/8/2015	11/10/2015	10.945146	6.338687	4.606459	—
12/9/2015	12/16/2015	1.690000	0.978733	0.711267	—
Total		$17.705146	$10.253619	$7.451527	$—